Accounts Receivable and Other - Components of Other Receivables and Prepaid Expenses (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Receivables [Abstract]
Government authorities	$ 26,112	$ 16,257
Prepaid expenses	12,891	6,638
Due from related parties	9,835	9,074
Advances to suppliers	1,134	1,868
Interest receivable	143	760
Other	3,232	970
Other receivables and prepaid expenses	$ 53,347	$ 35,567